Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Weiliantong [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	¥ 9,497	$ 1,377
Accounts receivable, net	937	136
Prepaid expenses and other current assets	893	129
Deferred tax assets-current	6,163	894
Current assets	17,490	2,536
Property and equipment, net	163	24
Intangible assets, net	190,021	27,550
Long term deposits and other non-current assets	136	20
Goodwill	75,742	10,982
Total assets	283,552	41,112
Current liabilities	101,594	14,730
Total liabilities	101,594	14,730
Total consideration	181,958	26,382
Chuangda Huizhi [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	168	24
Accounts receivable, net	97	14
Prepaid expenses and other current assets	15	2
Amounts due from related parties	6,563	952
Current assets	6,843	992
Intangible assets, net	100	14
Goodwill	4,971	721
Total assets	11,914	1,727
Current liabilities	11,814	1,713
Total liabilities	11,814	1,713
Total consideration	¥ 100	$ 14